STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders	20.00%	20.00%	20.00%
Condition for future business combination threshold net tangible assets | $			$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Number of shares issued per right			0.10
Shares no longer subject to forfeiture		675,000	675,000
Threshold business days for redemption of public shares			10 days
Common stock not subject to possible redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares issued (in shares)		6,151,000	6,151,000
Common stock, shares outstanding (in shares)		6,151,000	6,151,000
Common stock subject to possible redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock subject to possible redemption		20,700,000	20,700,000